CONDENSED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (5,000)	$ (2,619,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(25,092)
Change in fair value of the Warrant Liabilities		1,725,151
Changes in operating assets and liabilities:
Prepaid expenses and other current asset		(628,181)
Due from Sponsor		(395,000)
Accounts payable and accrued expenses		111,259
Net cash used in operating activities	0	(1,831,312)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(253,000,000)
Net cash used in investing activities		(253,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		248,239,770
Proceeds from sale of Private Placement Warrants		7,060,000
Proceeds from promissory note - related party		70,000
Repayment of promissory note - related party		(75,000)
Payment of offering costs		(173,750)
Net cash provided by financing activities		255,121,020
Net Change in Cash and cash equivalents	0	289,708
Cash and cash equivalents - Beginning		0
Cash and cash equivalents - Ending	0	289,708
Noncash Investing and Financing Items [Abstract]
Offering costs included in accrued offering costs		431,700
Initial classification of Class A ordinary share subject to possible redemption		240,641,840
Change in value of Class A ordinary share subject to possible redemption		(32,384,748)
Deferred underwriting fee payable	8,855,000	$ 8,855,000
Payment of formation costs through issuance of Class B ordinary shares	5,000
Deferred offering costs included in accrued offering costs	140,778
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	20,000
Deferred offering costs paid through promissory note - related party	$ 5,000